                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-5950

                     (Investment Company Act File Number)

                        Money Market Obligations Trust
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 4/30/04

             Date of Reporting Period: Six months ended 10/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.010	0.024	0.056	0.048	0.046
Net realized and unrealized gain (loss) on investments	--	--	0.000 [1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.010	0.024	0.056	0.048	0.046

Less Distributions:
Distributions from net investment income	(0.003)	(0.010)	(0.024)	(0.056)	(0.048)	(0.046)
Distributions from net realized gain on investments	--	--	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.003)	(0.010)	(0.024)	(0.056)	(0.048)	(0.046)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.26%	1.05%	2.43%	5.79%	4.96%	4.75%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.52%[3]	1.03%	2.31%	5.66%	4.85%	4.65%

Expense waiver/reimbursement[4]	0.28%[3]	0.27%	0.27%	0.27%	0.27%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$753,433	$908,578	$849,131	$695,996	$714,508	$773,910

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--99.9%
$19,000,000	[1]	Federal Farm Credit System Discount Notes, 0.980% - 0.990%, 11/14/2003 - 11/24/2003	$18,992,162
123,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.990% - 1.080%, 11/4/2003 - 1/6/2004	122,976,504
388,005,000	[1]	Federal Home Loan Bank System Discount Notes, 0.860% - 1.150%, 11/5/2003 - 4/16/2004	387,625,816
118,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.970% - 1.080%, 11/11/2003 - 1/20/2004	117,973,824
61,930,000		Federal Home Loan Bank System Notes, 1.250% - 7.360%, 4/15/2004 - 11/17/2004	62,787,807
41,300,000	[2]	Student Loan Marketing Association Floating Rate Notes, 1.020% - 1.040%, 11/4/2003	41,299,806
1,000,000	[2]	Student Loan Marketing Association Floating Rate Master Notes, 0.960%, 11/4/2003	1,000,000

		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[3]	$752,655,919

		OTHER ASSETS AND LIABILITIES -- NET--0.1%	776,942

		TOTAL NET ASSETS--100%	$753,432,861

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$752,655,919
Cash		625,146
Income receivable		762,923
Receivable for shares sold		6,201

TOTAL ASSETS		754,050,189

Liabilities:
Payable for shares redeemed	$168,370
Income distribution payable	250,327
Payable for Directors'/ Trustees' fees	25
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	4,107
Payable for portfolio accounting fees (Note 4)	11,760
Payable for shareholder services fee (Note 4)	165,043
Accrued expenses	17,696

TOTAL LIABILITIES		617,328

Net assets for 753,436,280 shares outstanding		$753,432,861

Net Assets Consist of:
Paid in capital		$753,436,280
Distributions in excess of net investment income		(3,419)

TOTAL NET ASSETS		$753,432,861

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$753,432,861 ÷ 753,436,280 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2003 (unaudited)

Investment Income:
Interest			$4,686,610

Expenses:
Investment adviser fee (Note 4)		$2,095,073
Administrative personnel and services fee (Note 4)		315,099
Custodian fees		19,208
Transfer and dividend disbursing agent fees and expenses (Note 4)		81,130
Directors'/Trustees' fees		3,789
Auditing fees		6,352
Legal fees		2,427
Portfolio accounting fees (Note 4)		59,998
Shareholder services fee (Note 4)		1,047,537
Share registration costs		15,595
Printing and postage		8,211
Insurance premiums		1,277
Miscellaneous		8,095

TOTAL EXPENSES		3,663,791

Waivers (Note 4):
Waiver of investment adviser fee	$(1,135,061)
Waiver of transfer and dividend disbursing agent fees and expenses	(36,012)

TOTAL WAIVERS		(1,171,073)

Net expenses			2,492,718

Net investment income			$2,193,892

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2003	Year Ended 4/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,193,892	$9,667,980

Distributions to Shareholders:
Distributions from net investment income	(2,195,972)	(9,669,319)

Share Transactions:
Proceeds from sale of shares	807,953,921	2,077,013,468
Proceeds from shares issued in connection with the tax-free transfer of assets from First Merit Government Money Market Fund	--	222,054,018
Net asset value of shares issued to shareholders in payment of distributions declared	415,053	1,695,083
Cost of shares redeemed	(963,512,165)	(2,241,314,400)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(155,143,191)	59,448,169

Change in net assets	(155,145,271)	59,446,830

Net Assets:
Beginning of period	908,578,132	849,131,302

End of period (including distributions in excess of net investment income of $(3,419) and $(1,339), respectively)	$753,432,861	$908,578,132

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

On August 16, 2002, the Fund received a tax-free transfer of assets from First Merit Government Money Market Fund as follows:

Shares of the Fund Issued	Net Assets of the Fund Prior to Combination	First Merit Government Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination
222,054,018	$872,093,850	$222,054,018	$1,094,147,868

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2003, capital paid-in aggregated $753,436,280.

Transactions in shares were as follows:

	Six Months Ended 10/31/2003	Year Ended 4/30/2003
Shares sold	807,953,921	2,077,013,468
Shares issued in connection with the tax--free transfer of assets from First Merit Government Money Market Fund	--	222,054,018
Shares issued to shareholders in payment of distributions declared	415,053	1,695,083
Shares redeemed	(963,512,165)	(2,241,314,400)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(155,143,191)	59,448,169

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Automated Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N716

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

0112708 (12/03)

Federated Investors
World-Class Investment Manager

Automated Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.010	0.021	0.052	0.045	0.042
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	0.001	0.001	0.000 [1]	0.001

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.010	0.022	0.053	0.045	0.043

Less Distributions:
Distributions from net investment income	(0.002)	(0.010)	(0.021)	(0.052)	(0.045)	(0.042)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]	(0.001)

TOTAL DISTRIBUTIONS	(0.002)	(0.010)	(0.022)	(0.053)	(0.045)	(0.043)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.23%	0.97%	2.25%	5.44%	4.56%	4.40%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.43%[3]	0.92%	2.04%	5.22%	4.43%	4.28%

Expense waiver/reimbursement[4]	0.36%[3]	0.35%	0.31%	0.30%	0.32%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$167,799	$194,933	$239,245	$242,326	$227,476	$254,666

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--95.6%
	U.S. Treasury Bills--72.2%[1]
$32,550,000	0.900% - 0.910%, 11/20/2003	$32,534,407
12,000,000	0.900% - 0.935%, 1/22/2004	11,974,922
22,000,000	0.905% - 0.950%, 1/8/2004	21,961,202
24,300,000	0.910% - 0.940%, 1/15/2004	24,253,127
12,000,000	0.915% - 0.980%, 11/28/2003	11,991,424
5,760,000	0.942%, 1/29/2004	5,746,592
5,000,000	0.950%, 1/2/2004	4,991,819
7,820,000	1.035%, 2/19/2004	7,795,281

	TOTAL	121,248,774

	U.S. Treasury Bond--15.0%
25,000,000	11.875%, 11/15/2003	25,102,795

	U.S. Treasury Notes--8.4%
9,000,000	3.000%, 1/31/2004	9,044,012
5,000,000	4.250%, 11/15/2003	5,007,039

	TOTAL	14,051,051

	TOTAL INVESTMENTS--95.6% (AT AMORTIZED COST)[2]	160,402,620

	OTHER ASSETS AND LIABILITIES - NET--4.4%	7,396,267

	TOTAL NET ASSETS--100%	$167,798,887

1 Each issue shows the rate of discount at the time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$160,402,620
Cash		1,196,079
Income receivable		1,535,060
Receivable for investments sold		5,104,594
Receivable for shares sold		386,762

TOTAL ASSETS		168,625,115

Liabilities:
Payable for shares redeemed	$755,480
Income distribution payable	24,296
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	5,206
Payable for Directors'/Trustees' fees	102
Payable for portfolio accounting fees (Note 4)	4,746
Payable for shareholder services fee (Note 4)	32,938
Accrued expenses	3,460

TOTAL LIABILITIES		826,228

Net assets for 167,795,245 shares outstanding		$167,798,887

Net Assets Consist of:
Paid in capital		$167,795,245
Undistributed net investment income		3,642

TOTAL NET ASSETS		$167,798,887

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$167,798,887 ÷ 167,795,245 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2003 (unaudited)

Investment Income:
Interest			$1,009,878

Expenses:
Investment adviser fee (Note 4)		$493,392
Administrative personnel and services fee (Note 4)		74,206
Custodian fees		4,585
Transfer and dividend disbursing agent fees and expenses (Note 4)		61,157
Directors'/Trustees' fees		915
Auditing fees		5,624
Legal fees		2,593
Portfolio accounting fees (Note 4)		25,715
Shareholder services fee (Note 4)		246,696
Share registration costs		15,943
Printing and postage		8,028
Insurance premiums		825
Miscellaneous		5,161

TOTAL EXPENSES		944,840

Waivers (Note 4):
Waiver of investment adviser fee	$(325,800)
Waiver of shareholder services fee	(29,604)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,398)

TOTAL WAIVERS		(357,802)

Net expenses			587,038

Net investment income			422,840

Net realized gain on investments			32,714

Change in net assets resulting from operations			$455,554

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2003	Year Ended 4/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$422,840	$2,000,842
Net realized gain on investments	32,714	102,224

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	455,554	2,103,066

Distributions to Shareholders:
Distributions from net investment income	(423,947)	(1,996,093)
Distributions from net realized gain on investments	(32,714)	(102,224)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(456,661)	(2,098,317)

Share Transactions:
Proceeds from sale of shares	516,323,219	1,123,949,395
Net asset value of shares issued to shareholders in payment of distributions declared	277,540	1,378,676
Cost of shares redeemed	(543,733,552)	(1,169,644,772)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,132,793)	(44,316,701)

Change in net assets	(27,133,900)	(44,311,952)

Net Assets:
Beginning of period	194,932,787	239,244,739

End of period (including undistributed net investment income of $3,642 and $4,749, respectively)	$167,798,887	$194,932,787

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2003, capital paid-in aggregated $167,795,245.

Transactions in shares were as follows:

	Six Months Ended 10/31/2003	Year Ended 4/30/2003
Shares sold	516,323,219	1,123,949,395
Shares issued to shareholders in payment of distributions declared	277,540	1,378,676
Shares redeemed	(543,733,552)	(1,169,644,772)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(27,132,793)	(44,316,701)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Automated Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N690

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2112509 (12/03)

Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.013	0.025	0.056	0.049	0.047
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	0.001	0.001	0.000 [1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.013	0.026	0.057	0.049	0.047

Less Distributions:
Distributions from net investment income	(0.004)	(0.013)	(0.025)	(0.056)	(0.049)	(0.047)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]

TOTAL DISTRIBUTIONS	(0.004)	(0.013)	(0.026)	(0.057)	(0.049)	(0.047)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.42%	1.35%	2.64%	5.83%	4.96%	4.79%

Ratios to Average Net Assets:

Expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.81%[3]	1.29%	2.51%	5.56%	4.83%	4.62%

Expense waiver/reimbursement[4]	0.54%[3]	0.54%	0.54%	0.54%	0.55%	0.55%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,983,618	$1,885,373	$1,813,575	$1,931,570	$1,500,782	$1,645,762

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.011	0.023	0.053	0.046	0.044
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	0.001	0.001	0.000 [1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.011	0.024	0.054	0.046	0.044

Less Distributions:
Distributions from net investment income	(0.003)	(0.011)	(0.023)	(0.053)	(0.046)	(0.044)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]

TOTAL DISTRIBUTIONS	(0.003)	(0.011)	(0.024)	(0.054)	(0.046)	(0.044)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.30%	1.10%	2.38%	5.57%	4.70%	4.53%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.56%[3]	1.04%	2.25%	5.30%	4.60%	4.37%

Expense waiver/reimbursement[4]	0.29%[3]	0.29%	0.29%	0.29%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,150,761	$1,317,596	$1,177,912	$1,237,426	$984,973	$925,141

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--99.9% [1]
	U.S. Treasury Bills--85.1%
$25,000,000	0.830% - 1.030%, 12/26/2003	$24,968,299
305,000,000	0.835% - 0.875%, 11/6/2003	304,963,812
25,000,000	0.865%, 11/13/2003	24,992,792
352,000,000	0.870% - 0.980%, 11/28/2003	351,757,281
453,040,000	0.900% - 0.910%, 11/20/2003	452,823,487
511,500,000	0.900% - 0.940%, 1/15/2004	510,518,805
157,000,000	0.900% - 0.950%, 1/2/2004	156,746,317
325,000,000	0.900% - 0.950%, 1/22/2004	324,314,867
237,000,000	0.905% - 0.950%, 1/8/2004	236,582,962
15,000,000	0.940%, 2/12/2004	14,959,658
100,000,000	0.940%, 2/5/2004	99,762,389
116,000,000	0.942% -- 0.945%, 1/29/2004	115,729,988
50,000,000	1.030%, 2/19/2004	49,842,639

	TOTAL	2,667,963,296

	U.S. Treasury Bonds--2.0%
63,000,000	11.875%, 11/15/2003	63,259,040

	U.S. Treasury Notes--12.8%
312,204,000	3.000%, 1/31/2004	313,703,698
86,636,000	4.250%, 11/15/2003	86,759,379

	TOTAL	400,463,077

	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[2]	$3,131,685,413

	OTHER ASSETS AND LIABILITIES - NET--0.1%	2,693,568

	TOTAL NET ASSETS--100%	$3,134,378,981

1 Each issue shows the rate of discount at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,131,685,413
Cash		520,275
Income receivable		7,484,843
Receivable for investments sold		96,987,288
Receivable for shares sold		152,712

TOTAL ASSETS		3,236,830,531

Liabilities:
Payable for investments purchased	$99,762,389
Payable for shares redeemed	838,281
Income distribution payable	1,547,445
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	11,720
Payable for Directors/Trustees' fees	1,667
Payable for portfolio accounting fees (Note 4)	13,936
Payable for shareholder services fee (Note 4)	237,056
Accrued expenses	39,056

TOTAL LIABILITIES		102,451,550

Net assets for 3,134,322,685 shares outstanding		$3,134,378,981

Net Assets Consist of:
Paid in capital		$3,134,322,685
Undistributed net investment income		56,296

TOTAL NET ASSETS		$3,134,378,981

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,983,617,646 ÷ 1,983,537,154 shares outstanding		$1.00

Institutional Service Shares:
$1,150,761,335 ÷ 1,150,785,531 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2003 (unaudited)

Investment Income:
Interest			$16,227,918

Expenses:
Investment adviser fee (Note 4)		$6,408,035
Administrative personnel and services fee (Note 4)		1,204,711
Custodian fees		66,993
Transfer and dividend disbursing agent fees and expenses (Note 4)		155,028
Directors'/Trustees' fees		9,613
Auditing fees		6,533
Legal fees		2,508
Portfolio accounting fees (Note 4)		81,764
Shareholder services fee--Institutional Shares (Note 4)		2,479,608
Shareholder services fee--Institutional Service Shares (Note 4)		1,525,414
Share registration costs		32,624
Printing and postage		7,654
Insurance premiums		2,414
Miscellaneous		11,043

TOTAL EXPENSES		11,993,942

Waivers (Note 4):
Waiver of investment adviser fee	$(4,589,429)
Waiver of shareholder services fee--Institutional Shares	(2,479,608)
Waiver of transfer and dividend disbursing agent fees and expenses	(116,974)

TOTAL WAIVERS		(7,186,011)

Net expenses			4,807,931

Net investment income			11,419,987

Net realized gain on investments			570,667

Change in net assets resulting from operations			$11,990,654

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2003	Year Ended 4/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,419,987	$38,073,097
Net realized gain on investments	570,667	1,429,348

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,990,654	39,502,445

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,014,508)	(25,626,838)
Institutional Service Shares	(3,417,792)	(12,377,650)
Distributions from net realized gain on investments
Institutional Shares	(348,729)	(909,829)
Institutional Service Shares	(221,938)	(519,519)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,002,967)	(39,433,836)

Share Transactions:
Proceeds from sale of shares	4,844,602,948	9,752,389,854
Net asset value of shares issued to shareholders in payment of distributions declared	1,374,566	3,991,376
Cost of shares redeemed	(4,914,555,111)	(9,544,967,998)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(68,577,597)	211,413,232

Change in net assets	(68,589,910)	211,481,841

Net Assets:
Beginning of period	3,202,968,891	2,991,487,050

End of period (including undistributed net investment income of $56,296 and $68,609, respectively)	$3,134,378,981	$3,202,968,891

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 2003, capital paid-in aggregated $3,134,322,685.

Transactions in shares were as follows:

	Six Months Ended 10/31/2003	Year Ended 4/30/2003
Institutional Shares:
Shares sold	2,702,606,304	5,162,567,785
Shares issued to shareholders in payment of distributions declared	736,690	1,687,082
Shares redeemed	(2,605,086,694)	(5,092,548,609)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	98,256,300	71,706,258

	Six Months Ended 10/31/2003	Year Ended 4/30/2003
Institutional Service Shares:
Shares sold	2,141,996,644	4,589,822,069
Shares issued to shareholders in payment of distributions declared	637,876	2,304,294
Shares redeemed	(2,309,468,417)	(4,452,419,389)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(166,833,897)	139,706,974

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(68,577,597)	211,413,232

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares, annually, to compensate FSC. For the six months ended October 31, 2003, Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 60934N674

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2112510 (12/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/J. Christopher Donahue, Principal Executive Officer

Date        December 29, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        December 26, 2003